CONSOLIDATED STATEMENT OF ACCUMULATED OTHER COMPREHENSIVE LOSS (CAD) In Millions, unless otherwise specified													12 Months Ended
	Dec. 31, 2012 Currency Translation Adjustments	Dec. 31, 2011 Currency Translation Adjustments	Dec. 31, 2010 Currency Translation Adjustments	Dec. 31, 2009 Currency Translation Adjustments	Dec. 31, 2012 Cash Flow Hedges and Other	Dec. 31, 2011 Cash Flow Hedges and Other	Dec. 31, 2010 Cash Flow Hedges and Other	Dec. 31, 2009 Cash Flow Hedges and Other	Dec. 31, 2012 Pension and Other Post-retirement Plan Adjustments	Dec. 31, 2011 Pension and Other Post-retirement Plan Adjustments	Dec. 31, 2010 Pension and Other Post-retirement Plan Adjustments	Dec. 31, 2009 Pension and Other Post-retirement Plan Adjustments	Dec. 31, 2012 Parent		Dec. 31, 2011 Parent		Dec. 31, 2010 Parent		Dec. 31, 2012 Parent Currency Translation Adjustments		Dec. 31, 2011 Parent Currency Translation Adjustments		Dec. 31, 2010 Parent Currency Translation Adjustments		Dec. 31, 2012 Parent Cash Flow Hedges and Other		Dec. 31, 2011 Parent Cash Flow Hedges and Other		Dec. 31, 2010 Parent Cash Flow Hedges and Other		Dec. 31, 2012 Parent Pension and Other Post-retirement Plan Adjustments		Dec. 31, 2011 Parent Pension and Other Post-retirement Plan Adjustments		Dec. 31, 2010 Parent Pension and Other Post-retirement Plan Adjustments
Increase (decrease) in accumulated other comprehensive income (loss) net of tax
Balance at the beginning of the period	(707)	(643)	(683)	(592)	(110)	(281)	(194)	(40)	(631)	(525)	(366)	(240)
Foreign currency translation gains and losses on investments in foreign operations													(108)	[1]	113	[1]	(180)	[1]	(108)	[1]	113	[1]	(180)	[1]
Change in fair value of net investment hedges													44	[2]	(73)	[2]	89	[2]	44	[2]	(73)	[2]	89	[2]
Change in fair value of cash flow hedges													48	[3]	(213)	[3]	(165)	[3]							48	[3]	(213)	[3]	(165)	[3]
Reclassification to Net Income of gains and losses on cash flow hedges													138	[4],[5]	137	[4],[5]	43	[4],[5]							138	[4],[5]	137	[4],[5]	43	[4],[5]
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans													(73)	[6]	(89)	[6]	(12)	[6]													(73)	[6]	(89)	[6]	(12)	[6]
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans													22	[7]	10	[7]	5	[7]													22	[7]	10	[7]	5	[7]
Other Comprehensive Loss on equity investments													(70)	[8]	(91)	[8]	(151)	[8]							(15)	[8]	(11)	[8]	(32)	[8]	(55)	[8]	(80)	[8]	(119)	[8]
Balance at the end of the period	(707)	(643)	(683)	(592)	(110)	(281)	(194)	(40)	(631)	(525)	(366)	(240)

[1]	(8) Net of income tax expense of $32 million and non-controlling interest losses of $21 million in 2012 (2011 - $29 million recovery, $24 million gain; 2010 - $65 million expense, $43 million loss).
[2]	(9)Net of income tax expense of $15 million in 2012 (2011 - $28 million recovery; 2010 - $37 million expense).
[3]	Net of income tax expense of $13 million and non-controlling interest gains of nil in 2012 (2011 - $106 million recovery, $1 million gain; 2010 - $82 million recovery, $4 million loss).
[4]	Net of income tax expense of $81 million and non-controlling interest gains of nil in 2012 (2011 - $77 million expense, $10 million gain; 2010 - $28 million expense, $10 million gain).
[5]	Losses related to cash flow hedges reported in AOCI and expected to be reclassified to Net Income in the next 12 months are estimated to be $41 million ($24 million, net of tax). These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.
[6]	Net of income tax recovery of $31 million in 2012 (2011 - $30 million recovery; 2010 - $7 million recovery).
[7]	Net of income tax expense of nil in 2012 (2011 - $3 million expense; 2010 - $3 million expense).
[8]	Primarily related to reclassification to Net Income of actuarial losses on pension and other post-retirement benefit plans, reclassification to Net Income of gains and losses on cash flow hedges, offset by change in gains and losses on cash flow hedges, net of income tax recovery of $23 million in 2012 (2011 - $3 million recovery; 2010 - $69 million recovery).